Redaction ID	Loan Number	LoanUID	Borrower	Property State	As-of Date	Is Due Date Available?	Due Date	Default Status	Are there any missing comments during the review period?	Missing Comments Starting 1	Missing Comments End 1	Missing Comments Starting 2	Missing Comments End 2	Exception Comments	Summary Comment	Last Borrower Contact Date	Servicer Contact Attempts	Borrower Contact Comment	Borrower Intention	Active Cease and Desist Order?	Reason For Default	Future Default Risk	Imminent Default probable?	Ability to Pay	Willingness to Pay	Evidence of Dispute	Is there evidence the primary borrower or co-borrower is deceased?	Last Inspection Completed Date	Does the inspection occupancy match the borrower occupancy?	Current Occupancy - inspection	Occupancy - borrower	First Vacancy Date	Foreclosure?	Foreclosure Initiation Date	Last FC Stage	Last FC Stage Date	Is there evidence the current foreclosure may be dismissed?	FCL Delay Code	Greater than 1 year DQ and not in FCL flag	Unexplained Lack of Enforcement (Non-Foreclosure Related)	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Case Number	Current Bankruptcy Status	Bankruptcy Status date	Last Bankruptcy Stage	Last Bankruptcy Stage Date	Loss Mit?	Current Loss Mitigation Type	Current Loss Mit Status	Current Loss Mit Status Date	Previous Loss Mitigation Type	Previous Loss Mit Status	Previous Loss Mit Status Date	HHF Assistance?	Mediation Hearing?	Damage Flag	Damage Type	Estimated damage amount	Poor Property Condition with No Reported Damage?	Property Type Exception?	REO	REO Status	Evidence of Litigation	Active Military/SCRA Flag	Is there evidence of title issues?	Title Issue Type	Is there evidence the loan has been Paid in Full?	Is there evidence the loan has been charged off?	Unsecured Collateral?	Is there evidence of unpaid delinquent property taxes?	Delinquent Property Tax Amount	Evidence of ongoing insurance issue?	Evidence that property is located in a current FEMA disaster area?	Additional Risk Factors
C63B9158-2F13-442A-B50D-08E64228811D	xxx	xxx	xxx	NY	7/31/2021	Yes	10/1/2020	Collections	No					• DECEASED BORROWER OR CO-BORROWER: The comment on 3/23/2021 indicate that the borrower is deceased, date of death is XXX. Per comment on 3/16/2021 the death certificate was received.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Death of Borrower(s).
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/25/2021. The most recent borrower contact occurred on 8/25/2021, in which the authorized third party stated they wanted to keep the property and sent in the loss mitigation package. The authorized third party was advised of the loss mitigation options and the total amount due. There are no further details regarding the review of the loss mitigation documents.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Completed Forbearance associated with this loan.  The prior loss mitigation review of Forbearance was Completed on 3/31/2021.
																8/25/2021	Contact made with borrower
The most recent borrower contact occurred on 8/25/2021, in which the authorized third party stated they wanted to keep the property and sent in the loss mitigation package. The authorized third party was advised of the loss mitigation options and the total amount due. There are no further details regarding the review of the loss mitigation documents.
																			Retention	No	Death of Borrower(s)	High	No	Low	High	No	Yes		N/A		Owner Occupied		Never						No	No	Never								Previously				Forbearance	Completed	3/31/2021	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
8D5657EB-FD8E-4750-8EE1-6D3D52BF2B4F	xxx	xxx	xxx	SC	7/31/2021	Yes	5/1/2020	Collections	No
• GREATER THAN 1 YEAR DQ AND NOT IN FCL: According to the pay history the due date was noted as 5/1/2020 and commentary on 3/25/2020 indicated a foreclosure moratorium was active due to the Covid 19 disaster. Additional commentary on 7/23/2021 confirmed the moratorium was still active and there were no indications the moratorium was removed through the end of the review period.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 8/22/2019. The most recent contact with the borrower on 8/22/2019 indicated the borrower requested a letter indicating there were no delinquencies on the account and the letter was noted as ordered on 8/23/2019; however, the letter indicated a missing payment was noted for April of 2019.
OCCUPANCY: The most recent inspection was completed on 7/13/2021.  The inspection determined the occupancy of the property was Owner Occupied.  Conversations with the borrower indicated the occupancy of the property was Not Determined.
																8/22/2019	Contact made with borrower
The most recent contact with the borrower on 8/22/2019 indicated the borrower requested a letter indicating there were no delinquencies on the account and the letter was noted as ordered on 8/23/2019; however, the letter indicated a missing payment was noted for April of 2019.
																			No Contact	No	Not Determined	High	No	Low	Low	No	No	7/13/2021	N/A	Owner Occupied	Not Determined		Never						Yes	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
FC0CEAF7-24CA-4639-BDDD-381711356D58	xxx	xxx	xxx	WI	7/31/2021	Yes	6/1/2020	Bankruptcy Ch.13	No					• FORECLOSURE DELAY: The account was referred to foreclosure prior to the review period and per comments on 8/2/2019, there is an active bankruptcy. Comments on 4/16/2020 indicate that a Covid-19 hold was also added to the account. As of the end of the review period, the file remains on bankruptcy hold and the moratorium hold has an expiration date of 12/31/2021.
LOAN STATUS: The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Unable to Contact Borrower.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of 7/31/2021.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.    The foreclosure is currently delayed due to Bankruptcy Hold.
																	Not attempting to contact borrower for valid reason		No Contact	No	Unable to Contact Borrower	Medium	No	Medium	Medium	No	No		N/A		No Borrower Contact		Previously		Not Determined		No	Bankruptcy Hold	No	No	Currently	13		xxx	Active	7/31/2021	Performing under Plan	XXX	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
BD405944-53B7-449B-BA72-3100DFE73189	xxx	xxx	xxx	MS	7/31/2021	Yes	7/17/2020	Bankruptcy Ch.13	No
• FORECLOSURE DELAY: The servicer placed a hold on the foreclosure action on 3/10/2020 as the borrower filed for bankruptcy protection on XXX.  The bankruptcy remains active as of the end of the review period.

LOAN STATUS: The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan. The most recent bankruptcy was filed on XXX. The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of XXX.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/26/2019. The borrower indicated on 12/26/2019 that they were working on the loss mitigation missing documentation and confirmed they reside in the property and intend to keep the property.  The servicer sent out a new package to the borrower.  As of  2/12/2020, the servicer indicated that a complete loss mitigation package was not received.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on 11/27/2019. The most recently completed foreclosure milestone was Foreclosure Sale Date Scheduled but On Hold completed on 3/10/2020.  The foreclosure is currently delayed due to Bankruptcy Hold.
OCCUPANCY: The most recent inspection was completed on 1/6/2020.  The inspection determined the occupancy of the property was Owner Occupied.
																12/26/2019	Contact made with borrower
The borrower indicated on 12/26/2019 that they were working on the loss mitigation missing documentation and confirmed they reside in the property and intend to keep the property.  The servicer sent out a new package to the borrower.  As of  2/12/2020, the servicer indicated that a complete loss mitigation package was not received.
																			No Contact	No	Not Determined	Medium	No	Medium	Medium	No	No	1/6/2020	Yes	Owner Occupied	Owner Occupied		Previously	11/27/2019	Foreclosure Sale Date Scheduled but On Hold	3/10/2020	No	Bankruptcy Hold	No	No	Currently	xxx	xxx	xxx	Active	7/31/2021	Performing under Plan	XXX	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1246516	xxx	xxx	xxx	NC	7/31/2021	Yes	11/4/2020	Bankruptcy Ch.13	No
LOAN STATUS: The loan is currently in Bankruptcy Ch.13 status. The reason for default is reported to be Not Determined.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.  The bankruptcy is a Chapter 13 bankruptcy. The bankruptcy case number is xxx. The bankruptcy is active as of 7/31/2021. The most recently documented status of the bankruptcy was Performing under Plan as of 7/31/2019.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 3/16/2020. Comments on 3/16/2020 indicate the borrower called to ask about paying off the loan, and the servicer advised the borrower to contact the borrower’s attorney since the account was in bankruptcy.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
OCCUPANCY:   Conversations with the borrower indicated the occupancy of the property was Not Determined.
																3/16/2020	Contact made with borrower	Comments on 3/16/2020 indicate the borrower called to ask about paying off the loan, and the servicer advised the borrower to contact the borrower’s attorney since the account was in bankruptcy.	No Contact	No	Not Determined	Medium	No	Low	Low	No	No		N/A		Not Determined		Never						No	No	Currently	13		xxx	Active	7/31/2021	Performing under Plan	XXX	Previously				Loan Modification	Completed		No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
357AC22E-9478-45A6-9BD0-F421F3F2AB7E	xxx	xxx	xxx	NC	7/31/2021	Yes	8/5/2020	Collections	No
• GREATER THAN 1 YEAR DQ AND NOT IN FCL: Comments on 11/7/2019 indicate that the successor in interest submitted documents and was setup for loss mitigation, the loss mitigation was denied on 3/24/2020. Per comment on 3/30/2020, the loan was placed on Covid-19 moratorium hold, and as of 7/8/2021, the file remains on moratorium hold through 7/31/2021.
• DECEASED BORROWER OR CO-BORROWER: The comment on 10/7/2019 indicate that the borrower is deceased, the date of death is not noted in the review period.  Comments indicate the death certification is on file.

LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Death of Borrower(s).
BORROWER CONTACT:  The last date of contact on behalf of the borrower was 12/10/2020. The most recent borrower contact occurred on 12/10/2020, in which the third party successor in interest discussed the missing documents needed for loss mitigation review. The caller told the servicer the caller has been submitting the same documents.  Additionally, the caller told the servicer the caller was living at the property and intend to keep it. The caller also told the servicer that the caller would be returning an $1.00 check that was received from the servicer.  Comment on 4/28/2021 indicate no new documents were received to open a loss mitigation review.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Denied Repayment Plan associated with this loan.  The prior loss mitigation review of Repayment Plan was Denied on 3/24/2020.
OCCUPANCY: The most recent inspection was completed on 7/6/2021.  The inspection determined the occupancy of the property was Owner Occupied.
																12/10/2020	Contact made with borrower
The most recent borrower contact occurred on 12/10/2020, in which the third party successor in interest discussed the missing documents needed for loss mitigation review. The caller told the servicer the caller has been submitting the same documents.  Additionally, the caller told the servicer the caller was living at the property and intend to keep it. The caller also told the servicer that the caller would be returning an $1.00 check that was received from the servicer.  Comment on 4/28/2021 indicate no new documents were received to open a loss mitigation review.
																			No Contact	No	Death of Borrower(s)	Medium	No	Low	Low	No	Yes	7/6/2021	Yes	Owner Occupied	Owner Occupied		Never						Yes	No	Never								Previously				Repayment Plan	Denied	3/24/2020	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
1890C84E-2353-4900-A842-969C181C519D	xxx	xxx	xxx	IA	7/31/2021	Yes	3/1/2020	Collections	No					• GREATER THAN 1 YEAR DQ AND NOT IN FCL: The loan was not referred to foreclosure due to a moratorium for COVID-19 as of 5/18/2020. As of 7/19/2021, the hold was extended until 7/31/2021.
LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Unable to Contact Borrower.
BORROWER CONTACT: Not attempting to contact borrower for unknown reason.  There is no evidence of recent borrower contact.
OCCUPANCY: The most recent inspection was completed on 5/6/2021.  The inspection determined the occupancy of the property was Occupied by Unknown.
																	Not attempting to contact borrower for unknown reason		No Contact	No	Unable to Contact Borrower	High	No	Low	Low	No	No	5/6/2021	N/A	Occupied by Unknown	No Borrower Contact		Never						Yes	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No